Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Line Items]
Depreciation and amortization	₩ 5,125,637	₩ 4,213,742	₩ 4,557,456
Others	678,424	773,532	832,702
Selling and administrative expenses [member]
Statement of comprehensive income [Line Items]
Salaries	579,784	372,966	354,709
Expenses related to defined benefit plans	22,596	24,822	26,872
Other employee benefits	84,007	86,692	91,396
Shipping	119,325	91,960	213,613
Fees and commissions	246,020	253,495	272,337
Depreciation and amortization	266,159	264,982	263,739
Taxes and dues	63,382	65,528	69,851
Advertising	67,092	76,404	108,315
Warranty	113,689	101,846	251,395
Insurance	14,216	13,610	15,100
Travel	13,122	18,421	17,912
Training	9,306	9,775	15,458
Others	89,611	95,186	126,022
Selling, general and administrative expenses	₩ 1,688,309	₩ 1,475,687	₩ 1,826,719